Acquisition (Tables)	12 Months Ended
Dec. 31, 2023
Business combinations [Abstract]
Summary of the identifiable assets acquired and liabilities	The following table summarizes the final details of the consideration and the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

October 13, 2022	Final	Preliminary

Purchase consideration

Shares exchanged	$213,942	$213,942

Fair value of vested stock-based compensation 1	8,641	8,641

Total purchase consideration	$222,583	$222,583

Identifiable assets acquired and liabilities assumed

Net working capital	$63,290	$56,715

Property, plant, and equipment	60,395	60,395

Energy infrastructure assets	568,550	581,338

Contract assets	217,585	217,585

Finance leases receivables	77,578	77,578

Intangible assets	102,789	102,789

Other long-term assets	69,024	66,602

Long-term debt	(1,019,436)	(1,019,436)

Other long-term liabilities	(51,636)	(60,408)

Total net identifiable assets	$88,139	$83,158

Goodwill	$134,444	$139,425
1
Included in the fair value of vested stock-based compensation is $2 million of cash payments to Exterran stockholders that held fractional shares on the date of acquisition.